LONG-TERM DEBT	9 Months Ended
Sep. 30, 2011
Debt Disclosure [Abstract]
LONG-TERM DEBT
NOTE 7 – LONG – TERM DEBT

As of September 30, 2011 and December 31, 2010, debt consists of (in thousands):

	September 30,	December 31,
	2011	2010

Bank mortgage note payable	$2,000	$2,088

Porter Capital Commercial Financing Agreement	3,042	-

Porter Capital Promissory Note	244	-

Certification Partners Promissory Note	403	-

Related party notes payable	291	-

Subordinated Secured Promissory Notes	1,950	-

Banco Itaú Working Capital Loan	1,873	-

Banco Safra Working Capital Loan	1,543	-

Banco Votorantim Working Capital Loan	1,826	-

Banco Bradesco Working Capital Loans	5,385	-

Banco do Brasil Working Capital Loan	1,829	-

Revolving Line of Credit	1,287	-

Other	-	229

Subtotal – Principal	21,673	2,317

Debt Discount	(1,030)	-
	20,643	2,317

Less current maturities of long-term debt	(12,842)	(2,238)

Total long-term debt	$7,801	$79
Bank Mortgage Note Payable

The note is payable in equal monthly installments of $23,526 with an interest rate at 8%.  The bank mortgage note is collateralized by a first deed of trust on Consonus’s office building, assignment of all leases and a security interest in all fixtures and equipment.   As of March 25, 2011, the bank provided a six month extension of the original maturity date from February 2011 to September 2011.  On September 9, 2011, the bank provided an additional three month extension of the maturity date from September 2011 to December 2011. As of September 30, 2011 and December 31, 2010 the balance outstanding for the bank mortgage note payable was $2,000 and $ 2,088, respectively.

Porter Capital Commercial Financing Agreement

On July 29, 2011, the Company entered into a Commercial Financing Agreement (“CFA”) with Porter Capital Corporation (“Porter Capital”) whereby Porter Capital can purchase a maximum of $3,000 of the Company’s eligible accounts receivable.  Under the CFA, Porter Capital typically advances to the Company 90% of the total amount of the accounts receivable factored.
The CFA was deemed to be a recourse factoring facility since the Company is obligated to repurchase any accounts receivable from Porter Capital at the end of 90 days.  Accordingly, the Company has accounted for the financing agreement as a secured borrowing arrangement and not a sale of financial assets.

The term of the CFA is for a period of two years, with automatic one-year extensions at the option of the Company and interest payable at the prime rate plus 2% on an annualized basis charged daily and due monthly. In connection with the CFA, the Company entered into a Security Agreement, pursuant to which the Company granted a security interest to Porter Capital in all its accounts receivable and, essentially, all of its other assets. In addition, the Company executed a Performance Covenant and Waiver, guaranteeing the performance by the Company of its obligations under the CFA.

As of September 30, 2011 and December 31, 2010 the balance due on the CFA was $3,042 and $0, respectively.

Porter Capital Promissory Note

Also, as part of the CFA with Porter Capital, the Company borrowed $244 from Porter Capital, which was represented by a one-year Promissory Note with interest accruing at prime plus 10.75%, but not to fall below 14%. Interest is payable on the first day of the month beginning September 1, 2011 with accrued interest and the unpaid balance due August 1, 2012. As security under the Promissory Note, the Company granted Porter Capital a first lien mortgage encumbering improved real property located in Pittsburgh, Pennsylvania.

As of September 30, 2011 and December 31, 2010, the promissory note balance due was $244 and $0, respectively.
Certification Partners Promissory Note

On July 22, 2011, the Company entered into a promissory note payable for $400 with a rate of interest at 5%. The principal and accrued interest for the promissory note is due on December 19, 2011. As of September 30, 2011 and December 31, 2010, the balance due on the promissory note was $403 and $0, respectively.

Subordinated Secured Promissory Notes

On July 29, 2011, the Company entered into a Securities Purchase Agreement for the sale of an aggregate of up to $4,500 in subordinated secured promissory notes (the “Notes”) and 1,500,000 shares of common stock of the Company.  Each purchaser purchased 33,333 shares at $.01 per share for each $100,000 promissory note purchased.  The fair value of the shares will be recorded as a debt discount and accreted using the effective interest method over the term of the promissory notes.  Through September 30, 2011, the Company sold $1,950 of notes and 666,664 shares of the Company’s common stock.

The face amount of the promissory notes of approximately $1,950 was reduced by debt discount of $1,124, resulting in an initial carrying value of $826.  The debt discount will be amortized over the term of the promissory notes (24 months) using the effective interest method. The notes provide for payment of interest in the amount of 16% per annum with interest payable quarterly on July 31, October 31, January 31 and April 30 each year until the note is paid in full. The unpaid principal balance and all accrued but unpaid interest are due and payable on the earlier of (i) the consummation of a Company Equity Offering, as defined in the promissory notes, or (ii) on July 31, 2013.
The promissory notes of approximately $1,950 are due as follows:

·
$1,525 payable to Knox Lawrence International, LLC (“KLI”) and Quotidian Capital, LLC (“Quotidian”), entities of which Nana Baffour, the Company’s CEO, and Johnson Kachidza, the Company’s CFO, are each managing principals. 508,333 shares of the Company’s common stock were issued per the agreement during the quarter and 16,667 shares are to be issued subsequent to the quarter end.

·	$125 payable to Fiducie Famille Alain Lambertwith 41,666 shares of the Company’s common stock issued per the agreement
·	$200 payable to Serge Beausoleil with 66,666 shares of the Company’s common stock issued per the agreement.
·	$100 payable to Claude Veillette with 66,666 shares of the Company’s common stock issued and per the agreement, 33,000 shares were retracted subsequent to the quarter end.

As of September 30, 2011, the balance due on the promissory notes was $1,950. During the three months ended September 30, 2011, the Company charged $94 to interest expense related to the amortization of the debt discount.

Related Party Notes Payable

In accordance with the reverse merger acquisition on February 28, 2011, the Company assumed $1,288 unsecured notes payable and $243 accrued liabilities due to current and former shareholders of Midas Medici. On April 6, 2011, Midas Medici satisfied the outstanding balance of the notes payable and accrued liabilities through a $370 promissory note, a payment of $490 and issuance of 331,825 shares of the Company’s common stock. The note is payable to KLI, an entity of which Nana Baffour, the Company’s CEO, and Johnson Kachidza, the Company’s CFO, are each managing principals.

The note bears an interest at a rate of 6% with minimum payments of $10.5 and matures on April 15, 2014. As of September 30, 2011, the balance outstanding was $291.

Banco Itaú Working Capital Loan

On July 27, 2009, the Company’s subsidiary, Cimcorp, secured a working capital loan from Banco Itaú in the amount of US$ 1,883 (R$ 3,500) at an interest rate of 21.0% per annum. The loan is payable in 10 installments of $207 and matures in June 2012. This loan is guaranteed by Cimcorp’s accounts receivable.   In the event of a default, the amount due shall bear delinquent interest of 12% per annum and a late payment surcharge. As of September 30, 2011, the balance due on the promissory note was $1,873. The minimum payment is $188 per month.

Banco Safra Working Capital Loan

On June 21, 2011, the Company’s subsidiary, Cimcorp, secured a working capital loan from Banco Safra in the amount of US$1,546 (R$ 2,868) at an interest rate of 100% of CPI index plus 7.4% per annum and a maturity date of March 2012.  This agreement is guaranteed by the accounts receivable related to certain client contracts. In the event of a default, the amount due shall bear a delinquent interest of 12% per annum and a fine of 2%.  As of September 30, 2011, the balance due on the promissory note was $1,543. The minimum payment is $64 per month.

Banco Votorantim Working Capital Loan

On October 15, 2010, the Company’s subsidiary, Cimcorp, secured a working capital loan from Banco Votorantim in the amount of US$2,152 (R$4,000)  at an interest rate of 6.0% per year per annum and a maturity date of January 30, 2014.  This loan is guaranteed by Cimcorp’s accounts receivable.  As of September 30, 2011, the balance due on the promissory note was $1,826. The minimum payment is $65 per month.

Banco Bradesco Working Capital Loans

On April 13, 2010, the Company’s subsidiary, Cimcorp, secured a working capital loan from Banco Bradesco in the amount of US$209 (R$ 388) at an interest rate of 16.4% per year per annum and a maturity date of April 2014.  This loan is guaranteed by Cimcorp’s accounts receivable.  As of September 30, 2011, the balance due on the promissory note was $185. The minimum payment is $6 per month.

Additionally, on November 29, 2010, Cimcorp, secured another working capital loan from Banco Bradesco in the amount of US$6,456 (R$ 12,000) at an interest rate of 6.8% per year per annum and a maturity date of November 28, 2014.  This loan is also guaranteed by Cimcorp’s accounts receivable. As of September 30, 2011, the balance due on the promissory note was $5,200. The minimum payment is $137 per month.

Banco do Brasil Working Capital Loan

On September 9, 2011, the Company’s subsidiary, Cimcorp, secured a working capital loan from Banco do Brasil in the amount of US$1,829 (R$ 3,400) at an interest rate of 18.9% per year per annum maturing in August 2014. This loan is guaranteed by Cimcorp’s accounts receivable. As of September 30, 2011, the balance due on the promissory note was $1,829. The minimum payment is $610 per month.

Revolving Line of Credit

Cimcorp has the option of using an unsecured revolving line of credit linked to its bank accounts.  As of September 30, 2011, the Company had the following outstanding amounts in its revolving line:

September
30, 2011
Banco do Brasil, $810 with interest rate at 5.6%	$810
Banco Safra, $269 with interest rate at 59.2%	269
Banco Bradesco, $208 with interest rate at 11.6%	208
$1,287

Subordinated Debenture

Also assumed in the reverse merger was a Senior Subordinated Debenture to Bruce R. Robinson Trust in the principal amount of $447.  The Debenture provided for payment of interest in the amount of 12% per annum. The Debenture was due to mature on January 1, 2010 but was extended through September 30, 2010. The Company negotiated to settle the amounts owed in 2011. The Company settled the Debenture with a payment of $250 and the issuance of 22,222 shares of the Company’s common stock. There was no balance outstanding as of September 30, 2011.